Condensed Unaudited Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Share subscription	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2017	$ 22,718,282	$ 750,000	$ 3,518,286		$ (21,335,552)	$ 5,651,016
Beginning balance, shares at Dec. 31, 2017	23,794,106
Shares issued for cash	$ 3,196,610	(750,000)				2,446,610
Shares issued for cash, shares	757,138
Shares issued on exercise of options	$ 31,669		(19,274)			12,395
Shares issued on exercise of options, shares	6,198
Adjustment for warrant derivative liability	$ (676,967)					(676,967)
Share issued for finders fees	$ 23,678					23,678
Share issued for finders fees, shares	2,286
Stock-based compensation			790,234			790,234
Comprehensive income (loss) for the period					(2,403,974)	(2,403,974)
Ending balance at Mar. 31, 2018	$ 25,293,272		4,289,246		(23,739,526)	5,842,992
Ending balance, shares at Mar. 31, 2018	24,559,728
Beginning balance at Dec. 31, 2017	$ 22,718,282	750,000	3,518,286		(21,335,552)	5,651,016
Beginning balance, shares at Dec. 31, 2017	23,794,106
Shares issued for services						622,877
Comprehensive income (loss) for the period						(5,020,189)
Ending balance at Jun. 30, 2018	$ 28,919,134		5,383,427		(26,355,741)	7,946,820
Ending balance, shares at Jun. 30, 2018	25,060,133
Beginning balance at Mar. 31, 2018	$ 25,293,272		4,289,246		(23,739,526)	5,842,992
Beginning balance, shares at Mar. 31, 2018	24,559,728
Shares issued for cash	$ 3,002,985					3,002,985
Shares issued for cash, shares	425,405
Shares issued for services	$ 622,877					622,877
Shares issued for services, shares	75,000
Stock-based compensation			1,094,181			1,094,181
Comprehensive income (loss) for the period					(2,616,215)	(2,616,215)
Ending balance at Jun. 30, 2018	$ 28,919,134		5,383,427		(26,355,741)	7,946,820
Ending balance, shares at Jun. 30, 2018	25,060,133
Beginning balance at Dec. 31, 2018	$ 46,622,299		7,667,591	(10,005)	(31,373,697)	$ 22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343					32,332,343
Shares issued for cash	$ 14,725,221					$ 14,725,221
Shares issued for cash, shares	3,333,334
Shares issued pursuant to exercise of warrants	$ 4,657,266					4,657,266
Shares issued pursuant to exercise of warrants, shares	1,046,300
Shares issued for services	$ 201,077					201,077
Shares issued for services, shares	93,020
Stock-based compensation			1,999,992			1,999,992
Comprehensive income (loss) for the period				2,683	(20,629,865)	(20,627,182)
Ending balance at Mar. 31, 2019	$ 66,205,863		9,667,583	(7,322)	(52,003,562)	23,862,562
Ending balance, shares at Mar. 31, 2019	36,804,997
Beginning balance at Dec. 31, 2018	$ 46,622,299		7,667,591	(10,005)	(31,373,697)	$ 22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343					32,332,343
Shares issued for services						$ 245,942
Comprehensive income (loss) for the period						(17,323,916)
Ending balance at Jun. 30, 2019	$ 66,559,231		10,206,087	14,582	(48,722,200)	$ 28,057,700
Ending balance, shares at Jun. 30, 2019	36,959,810					36,959,810
Beginning balance at Mar. 31, 2019	$ 66,205,863		9,667,583	(7,322)	(52,003,562)	$ 23,862,562
Beginning balance, shares at Mar. 31, 2019	36,804,997
Shares issued on exercise of options	$ 47,539		(12,531)			35,008
Shares issued on exercise of options, shares	43,760
Share issue costs	$ (10,425)					(10,425)
Shares issued pursuant to exercise of warrants	$ 145,153					145,153
Shares issued pursuant to exercise of warrants, shares	70,023
Shares issued for services	$ 171,101					171,101
Shares issued for services, shares	41,030
Stock-based compensation			551,035			551,035
Comprehensive income (loss) for the period				21,904	3,281,362	3,303,266
Ending balance at Jun. 30, 2019	$ 66,559,231		$ 10,206,087	$ 14,582	$ (48,722,200)	$ 28,057,700
Ending balance, shares at Jun. 30, 2019	36,959,810					36,959,810